Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2021
Common Stock - 92.2%(1)	Shares	Fair Value

Crude Oil Pipelines - 4.2%(1)
Canada - 4.2%(1)
Enbridge Inc.	47,200	1,595,833
Renewable Infrastructure - 7.6%(1)
United States - 7.6%(1)
Clearway Energy Inc.	16,822	461,932
NextEra Energy, Inc.	21,112	1,551,310
Sempra Energy	7,500	869,850
		2,883,092

Natural Gas/Natural Gas Liquids Pipelines - 19.8%(1)
United States - 19.8%(1)
Cheniere Energy, Inc.(2)	38,900	2,621,471
Kinder Morgan Inc.	113,064	1,662,041
TC Energy Corporation	28,748	1,205,404
The Williams Companies, Inc.	91,098	2,080,678
		7,569,594
Oil and Gas Production - 60.6%(1)
United States - 60.6%(1)
BP PLC	39,283	958,898
Cabot Oil & Gas Corporation	113,490	2,100,700
Chevron Corporation	27,300	2,730,000
ConocoPhillips	83,480	4,341,795
Diamondback Energy, Inc.	39,717	2,751,594
EOG Resources, Inc.	40,200	2,595,312
EQT Corporation(2)	118,237	2,103,436
Pioneer Natural Resources Company	27,164	4,035,756
Royal Dutch Shell PLC	36,800	1,509,904
		23,127,395

Total Common Stock (Cost $31,744,738)		35,175,914

Master Limited Partnerships - 11.6%(1)
Crude Oil Pipelines - 0.9%(1)
United States - 0.9%(1)
Plains All American Pipeline, L.P.	39,700	335,068

Natural Gas/Natural Gas Liquids Pipelines - 7.3%(1)
United States - 7.3%(1)
Energy Transfer LP	116,900	893,116
Enterprise Products Partners L.P.	88,300	1,882,556
		2,775,672
Natural Gas Gathering/Processing - 1.3%(1)
United States - 1.3%(1)
Noble Midstream Partners LP	37,208	520,912

Refined Product Pipelines - 2.1%(1)
United States - 2.1%(1)
Magellan Midstream Partners, L.P.	19,323	805,189

Total Master Limited Partnerships (Cost $5,307,905)		4,436,841

Special Purpose Acquisition Company - 6.4%(1)
Energy Technology - 6.4%(1)
United States - 6.4%(1)
Bluescape Opportunities Acquisition Corp.	15,155	162,462
Climate Change Crisis Real Impact Class A	10,704	165,698
Climate Real Impact Solutions II Acquisition Corp.	9,712	106,832
Decarbonization Plus Acquisition II	4,732	50,301
ECP Environmental Growth Opportunities Corp.	7,228	76,978
European Sustainable Growth Acquisition Corp.	10,424	110,390
Flame Acquisition Corp.	11,100	111,555
Hennessy Captial Investment Corp. V	20,648	224,237
Kensington Capital Acquisition Corp. II	2,514	27,528
Northern Genesis Acquisition Unit	6,815	74,488
Peridot Acquisition Corp.	1	1
Power & Digital Infrastructure Acquisition Corp.	8,432	91,487
Qell Acquisition Corp.	7,768	92,595
Queen's Gambit Growth Capital	9,611	101,396
Rice Acquisition Corp.	11,523	125,831
RMG Acquisition Corp III	5,914	62,097
Spartan Acquisition Corp III	7,228	75,749
Spring Valley Acquisition Equity	17,800	188,680
Star Peak Corp II	6,334	71,574
Star Peak Energy Transition	5,241	179,137
Sustainable Development Acquisition I Corp	11,830	124,215
Switchback II Corp	6,621	75,479
Warrior Technologies Acquisition Co.	14,974	149,890

Total Special Purpose Acquisition Company (Cost $2,135,113)		2,448,600

Warrants - 0.3%(1)
Energy Technology - 0.3%(1)
Arclight Clean Transition Corp. Warrant	1	3
Bluescape Opportunities Acquisition Corp. Warrant	7,578	16,292
Climate Change Crisis Real Impact Warrant	7,735	28,235
Qell Acquisition Corp. Warrant	3,452	10,357
Spring Valley Acquisition Equity Warrant	8,900	18,868
Rice Acquisition Corp. Warrant	7,682	17,438

Total Warrants (Cost $62,705)		91,193

Short-Term Investment - 0.7%(1)
United States Investment Company - 0.7%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.01%(3) (Cost $265,009)	265,009	265,009

Total Investments - 111.2%(1) (Cost $39,515,470)		42,417,557
Other Assets and Liabilities - 0.3%(1)		142,394
Credit Facility Borrowings - (11.5)%(1)		(4,400,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		38,159,951

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2021.  These assets and liabilities are measured on a recurring basis.

NDP:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$35,175,914	$-	$-	$35,175,914
Master Limited Partnerships(a)	4,436,841	-	-	4,436,841
Warrants(a)	91,193	-		91,193
Special Purpose Acquisition Companies(a)	2,448,600	-	-	2,448,600
Short-Term Investment(b)	265,009	-	-	265,009
Total Assets	$42,417,557	$-	$-	$42,417,557

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2021:

Preferred Stock	NDP
Balance – beginning of period	$2,008,943
Purchases	-
Return of capital	-
Sales	(1,997,000)
Total realized gain/loss	308,458
Change in unrealized gain/loss	(320,401)
Balance – end of period	$-